DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Eurozone Hedged Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Austria - 1.0%
Agrana Beteiligungs AG	33	$534
ANDRITZ AG	148	6,839
AT&S Austria Technologie & Systemtechnik AG	45	2,012
BAWAG Group AG, 144A*	178	8,068
CA Immobilien Anlagen AG	107	3,414
DO & CO AG*(a)	9	715
Erste Group Bank AG	761	17,192
EVN AG	69	1,341
FACC AG*	39	276
IMMOFINANZ AG*	69	1,026
Kontron AG(a)	80	1,220
Lenzing AG	27	2,003
Oesterreichische Post AG	75	2,095
OMV AG	326	13,196
Palfinger AG	27	704
Porr AG	15	172
Raiffeisen Bank International AG	358	4,548
S IMMO AG	87	1,989
Schoeller-Bleckmann Oilfield Equipment AG	27	1,636
Semperit AG Holding(a)	20	364
Strabag SE	44	1,691
Telekom Austria AG*	291	1,819
UNIQA Insurance Group AG	252	1,671
Verbund AG	152	14,565
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	1,640
voestalpine AG	262	5,298
Wienerberger AG	260	6,098

(Cost $127,354)		102,126

Belgium - 3.1%
Ackermans & van Haaren NV	52	7,619
Aedifica SA REIT	84	7,965
Ageas SA/NV	345	14,038
AGFA-Gevaert NV*	322	1,167
Anheuser-Busch InBev SA/NV	1,871	90,901
Barco NV	163	3,640
Bekaert SA	63	1,941
bpost SA	176	1,074
Cofinimmo SA REIT	64	6,509
Deme Group NV*	15	1,717
D’ieteren Group	57	8,632
Econocom Group SA/NV	224	700
Elia Group SA/NV	73	10,630
Etablissements Franz Colruyt NV	133	3,700
Euronav NV	357	5,773
Fagron	140	1,801
Galapagos NV*(a)	106	5,341
Gimv NV	52	2,665
Groupe Bruxelles Lambert SA	224	16,996
Immobel SA	9	545
Intervest Offices & Warehouses NV REIT	39	976
Ion Beam Applications	39	694
KBC Ancora	69	2,281
KBC Group NV	539	25,664
Kinepolis Group NV*	27	1,188
Melexis NV	52	3,930
Mithra Pharmaceuticals SA*(a)	24	172
Montea NV REIT	21	1,895
Ontex Group NV*	140	806
Orange Belgium SA*	60	1,119
Proximus SADP	348	4,435
Recticel SA	86	1,201
Retail Estates NV REIT	21	1,361
Sofina SA	32	6,438
Solvay SA	164	13,290
Telenet Group Holding NV	86	1,225
Tessenderlo Group SA*	39	1,268
UCB SA	275	19,373
Umicore SA(a)	456	14,550
Van de Velde NV	9	317
VGP NV	21	3,064
Warehouses De Pauw CVA REIT	338	10,319
X-Fab Silicon Foundries SE, 144A*	92	574
Xior Student Housing NV REIT	63	2,551

(Cost $509,643)		312,045

Finland - 3.8%
Aktia Bank OYJ	80	827
Anora Group OYJ	69	563
Cargotec OYJ, Class B	81	2,764
Caverion OYJ	230	1,127
Citycon OYJ*(a)	134	951
Elisa OYJ	311	16,646
Finnair OYJ*(a)	978	402
Fortum OYJ	1,003	10,327
F-Secure OYJ*	152	382
Harvia OYJ	25	406
Huhtamaki OYJ	218	7,650
Kamux Corp.	87	532
Kemira OYJ	260	3,135
Kempower OYJ*	55	1,019
Kesko OYJ, Class B	611	12,882
Kojamo OYJ	275	4,618
Kone OYJ, Class B	746	29,928
Konecranes OYJ	145	3,420
Marimekko OYJ	56	553
Metsa Board OYJ, Class B	428	3,690
Metso Outotec OYJ	1,410	11,081

Musti Group OYJ*	48	952
Neste OYJ	911	45,089
Nokia OYJ	11,715	59,006
Nokian Renkaat OYJ	248	2,585
Oriola OYJ, Class B	200	380
Orion OYJ, Class B	225	10,214
Outokumpu OYJ	893	3,601
Puuilo OYJ(a)	78	373
QT Group OYJ*	31	1,580
Remedy Entertainment OYJ	7	162
Revenio Group OYJ	45	2,042
Rovio Entertainment OYJ, 144A	92	554
Sampo OYJ, Class A	1,038	47,046
Sanoma OYJ	192	2,624
Stora Enso OYJ, Class R	1,218	18,207
Talenom OYJ	37	405
TietoEVRY OYJ	172	4,411
Tokmanni Group Corp.	104	1,245
UPM-Kymmene OYJ	1,138	38,758
Uponor OYJ	92	1,382
Valmet OYJ	359	9,128
Wartsila OYJ Abp	1,020	8,440
WithSecure OYJ*	152	256
YIT OYJ	242	794

(Cost $421,899)		372,137

France - 33.5%
AB Science SA*(a)	45	409
ABC arbitrage	39	276
Accor SA*	362	8,684
Aeroports de Paris*	63	8,664
Air France-KLM*	2,322	3,415
Air Liquide SA	1,126	141,673
Airbus SE	1,280	125,920
AKWEL	15	271
ALD SA, 144A	206	2,248
Alstom SA(a)	707	14,608
Altarea SCA REIT	6	787
Alten SA	64	7,917
Amundi SA, 144A	128	6,522
Antin Infrastructure Partners SA	72	1,938
Aramis Group SAS, 144A*(a)	39	180
Arkema SA	136	11,532
Atos SE*	198	2,013
Aubay	9	441
AXA SA	4,027	95,204
Believe SA*	39	332
Beneteau SA	51	546
BioMerieux	90	8,254
BNP Paribas SA	2,405	112,350
Boiron SA	9	419
Bollore SE	1,885	9,047
Bonduelle SCA	21	271
Bouygues SA	507	14,929
Bureau Veritas SA	653	16,255
Capgemini SE	356	61,893
Carmila SA REIT*	106	1,692
Carrefour SA	1,292	21,605
Casino Guichard Perrachon SA*	69	896
CGG SA*	1,341	1,276
Chargeurs SA	33	496
Cie de Saint-Gobain	1,089	44,159
Cie des Alpes*	16	254
Cie Generale des Etablissements Michelin SCA	1,491	36,418
Cie Plastic Omnium SA	104	1,938
Coface SA	265	2,663
Covivio REIT	99	5,552
Credit Agricole SA	2,655	24,520
Danone SA	1,383	72,981
Dassault Aviation SA	51	7,022
Dassault Systemes SE	1,449	56,172
Derichebourg SA	209	1,184
Edenred	540	27,405
Eiffage SA	185	16,335
Electricite de France SA	1,220	14,633
Elior Group SA, 144A*	188	605
Elis SA	403	5,172
Engie SA	3,911	46,646
Equasens	14	1,086
Eramet SA	26	2,217
Esker SA	9	1,170
EssilorLuxottica SA	623	93,443
Etablissements Maurel et Prom SA	202	1,023
Eurazeo SE	90	5,395
Euroapi SA*	99	1,548
Eutelsat Communications SA(a)	320	2,899
Faurecia SE*	327	4,727
Fnac Darty SA	27	912
Gaztransport Et Technigaz SA	55	7,020
Gecina SA REIT	100	8,939
Getlink SE	978	18,468
Groupe Guillin	9	187
Hermes International	68	87,642
ICADE REIT	75	3,313
ID Logistics Group*	5	1,402
Imerys SA	63	1,830
Interparfums SA	39	1,832
Ipsen SA	79	7,586
IPSOS	102	4,649
JCDecaux SA*	113	1,571
Kaufman & Broad SA	23	547
Kering SA	162	81,889

Klepierre SA REIT*	443	9,126
Korian SA	150	1,919
La Francaise des Jeux SAEM, 144A	222	7,222
Legrand SA	588	42,711
LISI	30	636
LNA Sante SA	9	272
L’Oreal SA	520	179,374
LVMH Moet Hennessy Louis Vuitton SE	598	389,122
Maisons du Monde SA, 144A	75	720
Manitou BF SA	15	247
McPhy Energy SA*(a)	36	457
Mercialys SA REIT	133	1,051
Mersen SA	33	978
Metropole Television SA	45	557
Neoen SA, 144A	98	4,058
Nexans SA	47	4,303
Nexity SA(a)	75	1,685
Orange SA	4,331	43,951
Orpea SA*	128	2,797
Pernod Ricard SA	452	83,375
PEUGEOT INVEST	9	791
Publicis Groupe SA	506	24,790
Quadient SA	63	1,069
Remy Cointreau SA(a)	48	8,938
Renault SA*	408	11,731
Rexel SA*	513	8,352
Rubis SCA	213	5,045
Safran SA	747	76,496
Sanofi	2,462	203,329
Sartorius Stedim Biotech	61	22,418
Schneider Electric SE	1,173	140,019
SCOR SE	326	5,409
SEB SA	50	3,718
SES-imagotag SA*	9	900
SMCP SA, 144A*	69	380
Societe BIC SA	45	2,564
Societe Generale SA	1,714	38,032
Sodexo SA	186	14,288
SOITEC*	60	8,520
Somfy SA	18	1,993
Sopra Steria Group SACA	30	4,161
SPIE SA	283	6,189
Technicolor SA*	354	1,102
Technip Energies NV	284	3,560
Teleperformance	125	35,713
Television Francaise 1	74	470
Thales SA	230	27,771
TotalEnergies SE (a)	5,351	272,585
Trigano SA	15	1,305
Ubisoft Entertainment SA*	211	9,756
Unibail-Rodamco-Westfield REIT*	261	13,482
Valeo	470	9,040
Vallourec SA*	180	1,881
Valneva SE*(a)	209	1,926
Veolia Environnement SA	1,434	32,108
Verallia SA, 144A	140	3,222
Vicat SA	38	964
Vilmorin & Cie SA	15	645
Vinci SA	1,153	106,891
Virbac SA	8	2,975
Vivendi SE	1,611	14,658
Voltalia SA*	42	901
Wavestone	25	1,164
Wendel SE	59	4,654
Worldline SA, 144A*	526	22,619

(Cost $3,561,613)		3,321,002

Germany - 22.4%
1&1 AG	78	1,254
Aareal Bank AG*	133	4,250
About You Holding SE*	69	503
Adesso SE	5	607
adidas AG	370	55,135
AIXTRON SE	230	5,404
Allianz SE	885	149,932
Amadeus Fire AG	9	899
Atoss Software AG	8	1,063
AURELIUS Equity Opportunities SE & Co. KGaA	75	1,744
Aurubis AG	68	4,129
Auto1 Group SE, 144A*	178	1,871
BASF SE	1,999	84,514
Basler AG	15	370
Bayer AG	2,129	112,540
Bayerische Motoren Werke AG	724	53,456
BayWa AG	24	1,040
Bechtle AG	174	6,685
Beiersdorf AG	212	21,433
Bertrandt AG	9	307
Bike24 Holding AG*	35	108
Bilfinger SE	80	2,380
Borussia Dortmund GmbH & Co. KGaA*	145	569
Brenntag SE	345	22,682
CANCOM SE	72	2,020
Carl Zeiss Meditec AG	84	10,484
CECONOMY AG	324	470
Cewe Stiftung & Co. KGaA	9	713
Commerzbank AG*	2,337	15,571
CompuGroup Medical SE & Co. KGaA	46	1,734
Continental AG	252	14,557
Covestro AG, 144A	409	12,380
CropEnergies AG	86	1,410
CTS Eventim AG & Co. KGaA*	123	6,632

CureVac NV*	116	1,156
Daimler Truck Holding AG*	969	24,856
Datagroup SE	9	591
Delivery Hero SE, 144A*(a)	359	14,972
Dermapharm Holding SE	33	1,533
Deutsche Bank AG(b)	4,442	37,154
Deutsche Beteiligungs AG	27	756
Deutsche Boerse AG	410	69,406
Deutsche EuroShop AG	41	981
Deutsche Lufthansa AG*	1,265	7,545
Deutsche Pfandbriefbank AG, 144A	254	2,198
Deutsche Post AG	2,159	78,966
Deutsche Telekom AG	6,998	132,129
Deutz AG	218	822
DIC Asset AG	80	820
Draegerwerk AG & Co. KGaA	3	121
Duerr AG	92	2,030
E.ON SE	4,897	41,880
Eckert & Ziegler Strahlen- und Medizintechnik AG	27	1,068
Einhell Germany AG	3	427
Elmos Semiconductor SE	16	680
ElringKlinger AG	51	359
Encavis AG	262	5,621
Energiekontor AG	12	1,059
Evonik Industries AG	451	8,428
Evotec SE*	302	6,659
Fielmann AG	63	2,344
flatexDEGIRO AG*	134	1,294
Fraport AG Frankfurt Airport Services Worldwide*	75	3,250
Freenet AG	242	5,277
Fresenius Medical Care AG & Co. KGaA	453	15,565
Fresenius SE & Co. KGaA	919	22,775
GEA Group AG	314	10,947
Gerresheimer AG	70	3,669
GFT Technologies SE	33	1,101
GRENKE AG	52	1,252
Hamborner REIT AG REIT	154	1,263
Hamburger Hafen und Logistik AG	45	551
Hannover Rueck SE	127	18,749
HeidelbergCement AG	330	14,957
Heidelberger Druckmaschinen AG*	492	720
HelloFresh SE*	337	8,081
Henkel AG & Co. KGaA	219	13,711
Hensoldt AG	75	1,673
HOCHTIEF AG	45	2,228
Hornbach Holding AG & Co. KGaA	17	1,200
HUGO BOSS AG	116	6,342
Hypoport SE*	7	1,372
Indus Holding AG	27	604
Infineon Technologies AG	2,856	69,744
Instone Real Estate Group SE, 144A	83	736
Jenoptik AG	94	1,993
JOST Werke AG, 144A	23	854
K+S AG	394	8,988
KION Group AG	153	6,124
Kloeckner & Co. SE	128	1,158
Knorr-Bremse AG	150	7,288
Krones AG	27	2,229
KWS Saat SE & Co. KGaA	27	1,644
LANXESS AG	178	6,019
LEG Immobilien SE	151	11,430
MBB SE	3	291
Medios AG*	50	1,226
Mercedes-Benz Group AG	1,736	97,907
Merck KGaA	277	47,713
METRO AG*	337	2,689
MLP SE	110	608
MorphoSys AG*	57	996
MTU Aero Engines AG	113	19,981
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	302	72,293
Nagarro SE*	15	1,513
Nemetschek SE	120	7,103
Nordex SE*	268	2,587
Norma Group SE	54	850
Northern Data AG*	9	209
OHB SE	9	320
PATRIZIA SE	80	1,013
Pfeiffer Vacuum Technology AG	9	1,192
PNE AG	116	1,921
ProSiebenSat.1 Media SE	418	3,235
Puma SE	259	15,882
PVA TePla AG*	37	624
Rational AG	11	5,953
Rheinmetall AG	91	14,486
RWE AG	1,396	53,423
Salzgitter AG	62	1,529
SAP SE	2,262	193,085
Scout24 SE, 144A	185	10,698
Secunet Security Networks AG	3	656
SGL Carbon SE*	86	587
Siemens AG	1,660	168,624
Siemens Energy AG	972	14,335
Siemens Healthineers AG, 144A	602	29,481
Siltronic AG	34	2,334
Sixt SE	27	2,644
SMA Solar Technology AG*	21	1,062
Software AG	121	3,290
Steico SE	14	1,078
STRATEC SE	14	1,196

Stroeer SE & Co. KGaA	77	3,278
Suedzucker AG	124	1,702
Symrise AG	283	29,677
Synlab AG	163	2,392
TAG Immobilien AG	427	3,946
Takkt AG	57	577
TeamViewer AG, 144A*	311	3,122
Telefonica Deutschland Holding AG	2,219	5,765
thyssenkrupp AG*	944	5,284
Uniper SE(a)	204	1,104
United Internet AG	206	4,668
Varta AG(a)	49	3,446
VERBIO Vereinigte BioEnergie AG	45	2,892
Vitesco Technologies Group AG*	39	1,908
Volkswagen AG	67	12,402
Vonovia SE	1,581	42,898
Vossloh AG	20	684
Wacker Neuson SE	51	846
Wuestenrot & Wuerttembergische AG	33	538
Zalando SE, 144A*	460	10,683
Zeal Network SE	20	592

(Cost $3,155,152)		2,221,213

Ireland - 2.3%
AerCap Holdings NV*	302	13,303
AIB Group PLC	1,501	3,418
Bank of Ireland Group PLC	2,170	13,438
Cairn Homes PLC	1,607	1,604
CRH PLC	1,661	61,419
Dalata Hotel Group PLC*	562	1,974
Flutter Entertainment PLC*	361	45,439
Glanbia PLC	451	5,742
Glenveagh Properties PLC, 144A*	1,310	1,335
Irish Residential Properties REIT PLC REIT	982	1,253
Kerry Group PLC, Class A	341	35,245
Kingspan Group PLC	340	19,353
Origin Enterprises PLC	224	840
Smurfit Kappa Group PLC	535	18,038
Uniphar PLC	412	1,408

(Cost $258,951)		223,809

Italy - 6.8%
A2A SpA	2,984	3,357
ACEA SpA	93	1,117
AMCO - Asset Management Co SpA, Class B*(c)	13	0
Amplifon SpA	260	6,807
Anima Holding SpA, 144A	492	1,681
Antares Vision SpA*	92	841
Ariston Holding NV	199	1,538
Arnoldo Mondadori Editore SpA	167	273
Ascopiave SpA	87	226
Assicurazioni Generali SpA	2,392	35,192
Atlantia SpA	1,081	24,801
Autogrill SpA*	414	2,726
Azimut Holding SpA	208	3,331
Banca Generali SpA(a)	116	3,082
Banca IFIS SpA	99	1,189
Banca Mediolanum SpA	445	2,852
Banca Monte dei Paschi di Siena SpA*(a)	508	162
Banca Popolare di Sondrio SpA	1,070	3,443
Banco BPM SpA	3,238	8,080
BFF Bank SpA, 144A	284	1,802
Biesse SpA	21	268
BPER Banca	2,373	3,589
Brembo SpA	284	2,617
Brunello Cucinelli SpA	67	3,488
Buzzi Unicem SpA(a)	227	3,815
Carel Industries SpA, 144A	75	1,613
Cementir Holding NV	45	261
CIR SpA-Compagnie Industriali*	1,353	568
Credito Emiliano SpA	162	939
Danieli & C Officine Meccaniche SpA	21	388
Danieli & C Officine Meccaniche SpA-RSP	57	728
Datalogic SpA	33	284
Davide Campari-Milano NV	1,170	11,532
De’ Longhi SpA	167	2,932
DiaSorin SpA	55	7,238
Digital Bros SpA	14	347
Digital Value SpA*	6	402
doValue SpA, 144A	160	920
El.En. SpA	131	1,783
Enav SpA, 144A*	527	2,186
Enel SpA	17,588	82,993
Eni SpA	5,455	64,732
ERG SpA	139	4,420
Esprinet SpA	98	670
Ferrari NV	274	53,199
Fila SpA	39	295
Fincantieri SpA*	875	440
FinecoBank Banca Fineco SpA	1,275	13,857
Gruppo MutuiOnline SpA	75	1,854
GVS SpA, 144A*	122	1,105
Hera SpA	1,884	4,733
Illimity Bank SpA*	113	965
Immobiliare Grande Distribuzione SIIQ SpA REIT	110	374
Infrastrutture Wireless Italiane SpA, 144A	674	6,272
Interpump Group SpA	153	5,434
Intesa Sanpaolo SpA	35,909	62,178
Iren SpA	1,568	2,372
Italgas SpA	1,134	5,852

Italmobiliare SpA	27	750
Iveco Group NV*	381	1,936
Juventus Football Club SpA*	1,671	607
Leonardo SpA	838	6,877
Maire Tecnimont SpA	212	541
MARR SpA	63	742
Mediobanca Banca di Credito Finanziario SpA	1,312	10,427
MFE-MediaForEurope NV, Class A*	451	192
MFE-MediaForEurope NV, Class B*(a)	451	263
Moncler SpA	454	20,367
Nexi SpA, 144A*	1,200	9,891
OVS SpA, 144A	409	622
Pharmanutra SpA	8	544
Piaggio & C SpA	301	739
Pirelli & C SpA, 144A	683	2,595
Poste Italiane SpA, 144A	1,113	8,939
Prysmian SpA	539	16,580
RAI Way SpA, 144A	187	906
Recordati Industria Chimica e Farmaceutica SpA	218	8,925
Reply SpA	45	5,327
Safilo Group SpA*	681	958
Saipem SpA*(a)	2,498	1,759
Salcef Group SpA	30	528
Salvatore Ferragamo SpA	138	2,227
Sanlorenzo SpA	23	723
Saras SpA*	1,030	1,252
Seco SpA*	63	334
Sesa SpA	15	1,842
Snam SpA	4,423	21,051
SOL SpA	69	1,236
Tamburi Investment Partners SpA	203	1,575
Technogym SpA, 144A	250	1,721
Technoprobe SpA*	272	2,077
Telecom Italia SpA*	21,207	4,390
Terna - Rete Elettrica Nazionale	3,075	21,941
Tinexta SpA	51	1,135
Tod’s SpA*	15	610
UniCredit SpA	4,508	44,388
Unipol Gruppo SpA	798	3,355
Webuild SpA(a)	710	1,003
Wiit SpA	65	1,161
Zignago Vetro SpA	105	1,199

(Cost $884,053)		674,378

Luxembourg - 0.9%
ADLER Group SA, 144A*(a)	129	362
APERAM SA	98	2,658
ArcelorMittal SA	1,139	27,191
Aroundtown SA	2,226	6,505
B&S Group SARL, 144A	45	229
Befesa SA, 144A	76	3,135
Eurofins Scientific SE	298	20,694
Global Fashion Group SA*	133	187
Grand City Properties SA	212	2,518
SES SA	804	5,653
Shurgard Self Storage SA	50	2,414
Solutions 30 SE*	264	775
Stabilus SE*	64	3,280
Tenaris SA	1,030	14,233

(Cost $135,738)		89,834

Malta - 0.0%
Media & Games Invest SE*(a)
(Cost $1,029)	159	337

Netherlands - 14.3%
Aalberts NV	211	7,752
ABN AMRO Bank NV, 144A	874	8,409
Adyen NV, 144A*	47	72,975
Aegon NV	3,981	17,875
Akzo Nobel NV	397	25,151
Alfen Beheer BV, 144A*	47	5,328
AMG Advanced Metallurgical Group NV	57	1,462
Arcadis NV	180	5,756
Argenx SE*	119	44,667
ASM International NV	100	27,244
ASML Holding NV	877	427,142
ASR Nederland NV	304	12,425
Basic-Fit NV, 144A*	118	4,520
BE Semiconductor Industries NV	162	7,715
Boskalis Westminster	181	6,006
Brunel International NV	45	422
CM.com NV*(a)	36	428
Corbion NV	111	3,159
Ebusco Holding NV*	42	852
Eurocommercial Properties NV REIT	79	1,656
Euronext NV, 144A	190	14,091
EXOR NV	244	14,776
Fastned BV*	15	459
Flow Traders, 144A	57	1,141
Fugro NV*	212	2,708
Heineken Holding NV	224	15,938
Heineken NV	560	50,503
IMCD NV	126	17,449
ING Groep NV	8,462	74,545
Intertrust NV, 144A*	239	4,674
JDE Peet’s NV	210	6,483
Just Eat Takeaway.com NV, 144A*	383	6,421
Koninklijke Ahold Delhaize NV	2,247	61,873
Koninklijke BAM Groep NV*	546	1,460
Koninklijke DSM NV	380	48,633
Koninklijke KPN NV	7,208	22,962
Koninklijke Philips NV	1,895	31,704

Koninklijke Vopak NV	182	4,013
NN Group NV	608	25,033
NSI NV REIT	34	1,027
OCI NV	216	8,127
Pharming Group NV*	1,005	1,213
PostNL NV	788	1,684
Prosus NV*(a)	1,793	111,266
QIAGEN NV*	497	22,601
Randstad NV	249	11,633
SBM Offshore NV	273	3,823
Shop Apotheke Europe NV, 144A*	26	1,453
Signify NV, 144A	266	7,584
Sligro Food Group NV*	45	745
Stellantis NV	4,754	63,799
TKH Group NV	75	2,617
TomTom NV*	128	1,032
Universal Music Group NV	1,562	31,090
Van Lanschot Kempen NV	51	1,076
Vastned Retail NV REIT	27	600
Wereldhave NV REIT	69	935
Wolters Kluwer NV	566	55,424

(Cost $1,371,534)		1,413,539

Poland - 0.0%
InPost SA*
(Cost $8,314)	511	2,638

Portugal - 0.7%
Altri SGPS SA	116	656
Banco Comercial Portugues SA, Class R	16,255	2,372
Corticeira Amorim SGPS SA	89	900
CTT-Correios de Portugal SA	230	751
EDP - Energias de Portugal SA	5,989	28,661
Galp Energia SGPS SA	1,112	12,063
Greenvolt-Energias Renovaveis SA*	187	1,812
Jeronimo Martins SGPS SA	583	12,948
Navigator Co. SA	449	1,786
NOS SGPS SA	462	1,704
REN - Redes Energeticas Nacionais SGPS SA	785	2,083
Semapa-Sociedade de Investimento e Gestao	44	619
Sonae SGPS SA	2,254	2,272

(Cost $71,478)		68,627

Spain - 8.0%
Acciona SA	53	10,391
Acerinox SA	427	3,871
ACS Actividades de Construccion y Servicios SA	482	10,758
Aena SME SA, 144A*	165	20,288
Almirall SA	195	1,763
Amadeus IT Group SA*	977	51,664
Applus Services SA	367	2,454
Atresmedia Corp. de Medios de Comunicacion SA	152	417
Audax Renovables SA*	566	625
Banco Bilbao Vizcaya Argentaria SA	14,423	65,102
Banco de Sabadell SA	12,886	8,897
Banco Santander SA	36,713	89,175
Bankinter SA	1,507	7,730
CaixaBank SA	9,519	28,737
Cellnex Telecom SA, 144A*	1,181	46,014
Cia de Distribucion Integral Logista Holdings SA	167	3,246
CIE Automotive SA	125	3,063
Construcciones y Auxiliar de Ferrocarriles SA	33	955
Corp. Financiera Alba SA	36	1,803
Distribuidora Internacional de Alimentacion SA*	23,550	315
Ebro Foods SA(a)	123	1,948
EDP Renovaveis SA	624	15,157
eDreams ODIGEO SA*	136	739
Enagas SA	516	9,432
Ence Energia y Celulosa SA	194	689
Endesa SA	642	11,033
Faes Farma SA	825	3,279
Ferrovial SA	1,052	26,409
Fluidra SA	208	3,334
Gestamp Automocion SA, 144A	277	1,022
Global Dominion Access SA, 144A	182	705
Grenergy Renovables SA*	20	724
Grifols SA*(a)	621	7,517
Grupo Catalana Occidente SA	81	2,377
Iberdrola SA	12,793	133,513
Indra Sistemas SA	271	2,135
Industria de Diseno Textil SA	2,367	51,261
Inmobiliaria Colonial Socimi SA REIT	679	4,019
Laboratorios Farmaceuticos Rovi SA	34	1,676
Lar Espana Real Estate Socimi SA REIT	164	756
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,195	1,286
Mapfre SA(a)	2,028	3,369
Mediaset Espana Comunicacion SA*	400	1,112
Melia Hotels International SA*	194	1,180
Merlin Properties Socimi SA REIT	760	6,966
Miquel y Costas & Miquel SA	60	778
Naturgy Energy Group SA	321	8,865
Neinor Homes SA, 144A*	98	1,005
Pharma Mar SA	28	1,633
Prosegur Cash SA, 144A	917	627
Prosegur Cia de Seguridad SA	468	864
Red Electrica Corp. SA	843	15,448
Repsol SA	3,108	40,557

Sacyr SA	761	1,699
Siemens Gamesa Renewable Energy SA*	511	9,205
Solaria Energia y Medio Ambiente SA*	164	3,491
Soltec Power Holdings SA*	97	511
Talgo SA, 144A	185	492
Tecnicas Reunidas SA*	57	353
Telefonica SA	11,357	46,977
Unicaja Banco SA, 144A	3,420	3,081
Viscofan SA	92	5,168

(Cost $1,207,279)		789,660

Switzerland - 0.5%
STMicroelectronics NV
(Cost $36,541)	1,481	51,712

United Kingdom - 0.5%
CNH Industrial NV	2,246	27,492
Coca-Cola Europacific Partners PLC	448	22,028

(Cost $41,074)		49,520

TOTAL COMMON STOCKS (Cost $11,791,652)		9,692,577

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Bayerische Motoren Werke AG	122	8,490
Draegerwerk AG & Co. KGaA	15	711
FUCHS PETROLUB SE	132	3,579
Henkel AG & Co. KGaA	394	25,436
Jungheinrich AG	129	3,158
Porsche Automobil Holding SE	334	23,657
Sartorius AG	53	22,152
Schaeffler AG	243	1,268
Sixt SE	29	1,737
STO SE & Co. KGaA	3	470
Volkswagen AG	399	56,994

(Cost $177,770)		147,652

RIGHTS - 0.0%
Austria - 0.0%
S IMMO AG*, expires 12/31/49(c) (Cost $0)	101	0

WARRANTS - 0.0%
Italy - 0.0%
Webuild SpA*(c), expires 7/5/23
(Cost $0)	38	12

Spain - 0.0%
Abengoa SA*, expires 3/31/25
(Cost $43)	7,125	71

TOTAL WARRANTS (Cost $43)		83

EXCHANGE-TRADED FUNDS - 0.6%
iShares Currency Hedged MSCI Eurozone ETF	1,625	50,326
iShares MSCI Eurozone ETF(a)	286	10,105

TOTAL EXCHANGE-TRADED FUNDS (Cost $61,731)		60,431

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(d)(e) (Cost $35,272)	35,272	35,272

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24%(d) (Cost $9,909)	9,909	9,909

TOTAL INVESTMENTS - 100.4% (Cost $12,076,377)		9,945,924
Other assets and liabilities, net - (0.4%)		(40,162)

NET ASSETS - 100.0%		$9,905,762

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG(b)
53,391	3,408	(6,750)	(470)	(12,425)	—	—	4,442	37,154
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(d)(e)
999,756	—	(964,484)(f)	—	—	759	—	35,272	35,272
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24%(d)
22,163	608,413	(620,667)	—	—	172	—	9,909	9,909

1,075,310	611,821	(1,591,901)	(470)	(12,425)	931	—	49,623	82,335

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $411,146, which is 4.2% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $425,155.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2022 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Industrials	$1,603,274	16.3%
Consumer Discretionary	1,546,752	15.7
Financials	1,437,900	14.6
Information Technology	1,241,930	12.6
Consumer Staples	790,321	8.1
Health Care	742,195	7.5
Materials	673,920	6.8
Utilities	632,035	6.4
Energy	500,127	5.1
Communication Services	486,575	5.0
Real Estate	185,283	1.9

Total	$9,840,312	100.0%

As of August 31, 2022, the Fund had the following forward foreign currency contracts outstanding:

		Currency		Currency		Unrealized	Unrealized
Counterparty	Settlement Date	To Deliver		To Receive		Appreciationb	Depreciationb
Goldman Sachs & Co.	9/2/2022	EUR	3,694,600	USD	3,775,179	$62,288	$—
JP Morgan & Chase Co.	9/2/2022	EUR	4,072,530	USD	4,161,372	68,680	—
RBC Capital Markets	9/2/2022	EUR	3,174,200	USD	3,243,445	53,530	—
RBC Capital Markets	9/2/2022	EUR	693,000	USD	708,110	11,679	—
Goldman Sachs & Co.	9/2/2022	USD	3,715,105	EUR	3,694,600	—	(2,214)
JP Morgan & Chase Co.	9/2/2022	USD	1,690,447	EUR	1,662,000	—	(20,218)
JP Morgan & Chase Co.	9/2/2022	USD	2,423,908	EUR	2,410,530	—	(1,444)
RBC Capital Markets	9/2/2022	USD	3,888,663	EUR	3,867,200	—	(2,317)
Goldman Sachs & Co.	10/4/2022	EUR	3,694,600	USD	3,722,856	1,377	—
JP Morgan & Chase Co.	10/4/2022	EUR	2,410,530	USD	2,428,802	734	—
RBC Capital Markets	10/4/2022	EUR	3,867,200	USD	3,896,776	1,441	—
RBC Capital Markets	10/4/2022	USD	48,369	EUR	48,000	—	(20)

Total unrealized appreciation (depreciation)						$199,729	$(26,213)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2022.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,692,577	$—	$0	$9,692,577
Preferred Stocks	147,652	—	—	147,652
Rights	—	—	0	0
Warrants(a)	71	—	12	83
Exchange-Traded Funds	60,431	—	—	60,431
Short-Term Investments(a)	45,181	—	—	45,181
Derivatives(b)
Forward Foreign Currency Contracts	—	199,729	—	199,729

TOTAL	$9,945,912	$199,729	$12	$10,145,653

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(26,213)	$—	$(26,213)

TOTAL	$—	$(26,213)	$—	$(26,213)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEZ-PH1

R-089711-1 (5/24) DBX005195 (5/24)